Investments (Tables)	12 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
Schedule of Investment

The Company’s investments were as follows:

June 30, 2026:	Cost Basis	Recorded Basis
Held-to-maturity:
Term deposits	$160,096,315	$160,096,315
Total short term investments	$160,096,315	$160,096,315

June 30, 2025:	Cost Basis	Recorded Basis
Held-to-maturity:
Term deposits	$127,462,806	$127,462,806
Total short term investments	$127,462,806	$127,462,806

Schedule of Maturities of Short Term Investments	The maturities of short term investments as of June 30, 2026 are as follows:
Held-To-Maturity
Due in 90 days or less	$—
Due in one year or less but more than 90 days	160,096,315
Total	$160,096,315